Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
Schedule of movement in the group's investments in associates and joint ventures	(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy $ million	Others $ million	Total $ million
Cost less provisions
At 30 June 2024	4,608	424	5,032
Exchange differences	470	19	489
Additions	—	109	109
Share of profit/(loss) after tax	219	(26)	193
Step acquisition	—	(30)	(30)
Dividends	(169)	(6)	(175)
Share of movements in other comprehensive income and equity	21	—	21
Impairment charged during the year	—	(308)	(308)
Transfer from other investments	—	3	3
At 30 June 2025	5,149	185	5,334
Exchange differences	(159)	(6)	(165)
Additions	—	46	46
Share of profit/(loss) after tax	227	(9)	218
Dividends	(108)	(8)	(116)
Share of movements in other comprehensive income and equity	(2)	—	(2)
Impairment charged during the year	—	(29)	(29)
Transfer to other investments	—	(2)	(2)
At 30 June 2026	5,107	177	5,284
Investment in associates includes loans given to and preference shares invested in associates of $32 million (2025 – $37 million)
Schedule of income statement of associates	Income statement information for the three years ended 30 June 2026 and balance sheet information as at 30 June 2026 and 30 June 2025 of Moët
Hennessy are as follows:

	2026 $ million	2025 $ million	2024 $ million
Sales	6,199	6,100	6,691
Profit for the year	668	644	1,299
Total comprehensive income	605	716	1,219

Schedule of balance sheet of associates

	2026 $ million	2025 $ million
Non-current assets	9,133	9,673
Current assets	13,027	13,496
Total assets	22,160	23,169
Non-current liabilities	(2,722)	(2,931)
Current liabilities	(4,223)	(4,881)
Total liabilities	(6,945)	(7,812)
Net assets	15,215	15,357
Including acquisition fair value adjustments principally in respect of Moët
Hennessy’s brands and translated at $1 = €0.88 (2025 – $1 = €0.85).